Business Acquisitions - Schedule of Reconciliation of Beginning and Ending Liability Balance for Termination Costs (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Liability beginning balance				$ 50,977
Amortization of discount		$ 329	$ 331	1,022		$ 991	$ 1,318		$ 1,412	$ 3,259
Liability ending balance							50,977
Employee termination benefits [Member]
Restructuring Reserve [Roll Forward]
Liability beginning balance				1,668	[1]	4,816	4,816		0	5,163
Additions charged to operations	[2]						15,189		20,683	2,869
Amortization of discount							0		0	0
Payments							(18,337)		(15,867)	(8,032)
Liability ending balance							1,668	[1]	4,816	0
Lease and other contract termination costs [Member]
Restructuring Reserve [Roll Forward]
Liability beginning balance				2,239	[1]	2,454	2,454		4,891	5,287
Additions charged to operations	[2]						2,897		0	5,030
Amortization of discount							148		347	176
Payments							(3,260)		(2,784)	(5,602)
Liability ending balance							2,239	[1]	2,454	4,891
Total [Member]
Restructuring Reserve [Roll Forward]
Liability beginning balance				$ 3,907	[1]	$ 7,270	7,270		4,891	10,450
Additions charged to operations	[2]						18,086		20,683	7,899
Amortization of discount							148		347	176
Payments							(21,597)		(18,651)	(13,634)
Liability ending balance							$ 3,907	[1]	$ 7,270	$ 4,891

[1]	We expect the remaining liability for employee termination benefits at December 31, 2014 to be settled in early 2015.
[2]	Additions charged to operations during 2012 were recorded in the Servicing segment. In 2013, $15.9 million of the charges were recorded in the Servicing segment, $0.7 million was recorded in the Lending segment and the remaining $4.1 million was recorded in Corporate Items and Other. In 2014, $14.7 million of the charges were recorded in the Servicing segment, $(0.1) million was recorded in the Lending segment and the remaining $3.5 million was recorded in Corporate Items and Other. Charges related to employee termination benefits, lease termination costs and other contract termination costs are reported in Compensation and benefits expense, Occupancy and equipment expense and Other operating expenses, respectively, in the Consolidated Statements of Operations. The liabilities are included in Other liabilities in the Consolidated Balance Sheets.